CERTIFICATION OF
                        STRONG BALANCED STOCK FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG BALANCED STOCK FUND


STRONG BALANCED STOCK FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Balanced Stock Fund's Prospectus and Statement of Additional Information each dated March 1, 2001, as supplemented on December 14, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 9 (File No. 333-38129; 1047785), which was filed with the Securities and Exchange Commission on December 12, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Balanced Stock Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                        STRONG BALANCED STOCK FUND, INC.




                                              /S/ GILBERT L. SOUTHWELL III
                                        ----------------------------------------
                                         By:      Gilbert L. Southwell III
                                         Title:   Assistant Secretary


Dated: December 17, 2001